Stock options (Tables)	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
(b) Summary of changes
		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2023	9,775,000	$0.06
Expired	(1,025,000)	0.12
Outstanding at October 31, 2024	8,750,000	$0.06
Outstanding at October 31, 2025	8,750,000	$0.06

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted average
				Remaining
Date of issue	Expiry date	Number of options	Exercise price	contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	0.0
October 8, 2021	October 8, 2026	1,000,000	0.07	0.9
March 20, 2023	March 20, 2028	2,000,000	0.07	2.4
Outstanding at October 31, 2025		8,750,000	$0.06	0.7